Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES TOTAL RETURN SERIES, INC.
Prospectus Date	rr_ProspectusDate	Jan. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2023